Vessels, Net - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Document Period End Date	Dec. 31, 2022
Other additions	$ 1,413	$ 0
Gain (Loss) on Disposition of Assets		22,732	$ (495,413)
Proceeds from Sale of Property, Plant, and Equipment	0	496,107	194,066
Write off of deferred financing costs	$ 0	$ 7,196	$ 3,088
Number of vessels | vessel	5